Income Taxes Expenses - Current and deferred portion of income tax expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Current and deferred portion of income tax expenses
Income tax expense	$ 2,851	$ 8,996	$ 20,837